Benefit Plans and Capital Transactions	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
BENEFIT PLANS AND CAPITAL TRANSACTIONS

NOTE 19— BENEFIT PLANS AND CAPITAL TRANSACTIONS

(a) Employee Benefit Plans

The Company maintains qualified defined contribution 401(k) plans, which cover substantially all of its U.S. employees. Under the plans, participants are entitled to make pre-tax contributions up to the annual maximums established by the Internal Revenue Service. The plan documents permit annual discretionary contributions from the Company. Employer contributions in the amount of $1,565 and $1,424 were made during the years ended December 31, 2020 and 2019, respectively.

In connection with the Company’s Employee Stock Purchase Plan, share based compensation was $377 and $322 for the years ended December 31, 2020 and 2019, respectively. At December 31, 2020, there were 502,326 shares reserved for issuance under the Purchase Plan.

(b) Common Stock

During the year ended December 31, 2020, the Company repurchased 2,165,383 shares of its common stock for $48,248 which represents an average price of $22.28 per common share. On July 1, 2020, the Company entered into an agreement to repurchase 900,000 shares of its common stock for $19,800 ($22.00 per common share) from one of its shareholders. In accordance with the agreement, the Company repurchased 450,000 shares for $9,900 on July 2, 2020 and the remaining 450,000 shares were repurchased for $9,900 on November 2, 2020. In addition to the repurchases of common stock, 387,365 shares of the Company’s common stock that were previously held in escrow in connection with the acquisition of a wealth management company in 2017 were forfeited and cancelled on June 11, 2020 to indemnify the Company for certain representations and warranties and related claims pursuant to a related acquisition agreement. In January and February of 2020, the Company repurchased 880,000 shares of its common stock in a block purchase from an existing stockholder as part of a privately-negotiated transaction. The Company purchased the shares at $24.4725 per share for an aggregate amount of $21,536.

On October 30, 2018, the Company’s Board of Directors authorized a share repurchase program of up to $50,000 of its outstanding common shares. All share repurchases were effected on the open market at prevailing market prices or in privately negotiated transactions. The share repurchase program expired on October 31, 2019. On both October 31, 2019 and 2020, the Company’s Board of Directors authorized share repurchase programs of up to $50,000 of its outstanding common shares. During the year ended December 31, 2019, the Company repurchased 237,932 shares of commons stock for $4,272. During the year ended December 31, 2020, the Company repurchased 2,165,383 shares of common stock for $48,248. The shares repurchased under the program were retired.

On March 15, 2018, the Company was a party to a secondary stock purchase agreement with ACP BD Investments, LLC (“ACP”) which required us to purchase 950,000 shares of our common stock at $18.25 per share or approximately $17,337 in cash. The stock was repurchased from ACP on April 2, 2018 and the shares were retired.

On January 15, 2021, the Company issued 1,413,045 shares of common stock inclusive of 184,310 shares issued pursuant to the full exercise of the Underwriter’s option to purchase additional shares of common stock at a price of $46.00 per share for net proceeds of approximately $61,370 after underwriting fees and costs.

(c) Preferred Stock

On October 7, 2019, the Company closed its public offering of depositary shares (the “Depositary Shares”), each representing 1/1000th of a share of 6.875% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”). The liquidation preference of each share of Series A Preferred Stock is $25,000 ($25.00 per Depositary Share). At the closing, the Company issued 2,000 shares of Series A Preferred Stock represented by 2,000,000 Depositary Shares issued. On October 11, 2019, the Company completed the sale of an additional 300,000 Depositary Shares, pursuant to the underwriters’ full exercise of their over-allotment option to purchase additional Depositary Shares. The offering of the 2,300,000 Depository Shares generated $57,500 of gross proceeds. The Company may elect from time to time to offer the Series A Preferred Stock via ATM sales.

During the years ended December 31, 2020, and December 31, 2019, the Company issued depository shares equivalent to 232 shares and 49 shares, respectively, of the Series A Preferred Stock through ATM sales. There were 2,581 shares and 2,349 shares issued and outstanding as of December 31, 2020, and December 31, 2019, respectively. Total liquidation preference for the Series A Preferred Stock at December 31, 2020, and December 31, 2019, was $64,519 and $58,723, respectively. Dividends on the Series A preferred paid during the years ended December 31, 2019 and 2020, were $0.11458 and $1.71875 per depository share, respectively.

On September 4, 2020, the Company issued depository shares each representing 1/1000th of a share of 7.375% Series B Cumulative Perpetual Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has a liquidation preference of $25 per 1/1000 depository share or $25,000 per preferred share. As a result of the offering the Company issued 1,300 shares of Series B Preferred Stock represented by 1,300,000 depositary shares. The offering resulted in gross proceeds of approximately $32.5 million. The Company may elect from time to time to offer the Series B Preferred Stock via ATM sales.

During the year ended December 31, 2020, the Company issued depository shares equivalent to 90 shares of the Series B Preferred Stock through ATM sales. Total liquidation preference for the Series B Preferred Stock at December 31, 2020, was $34,741. Dividends on the Series B preferred paid during the year ended December 31, 2020, was $0.29193 per depository share.

The Series A Preferred Stock and the Series B Preferred Stock ranks, as to dividend rights and rights upon the Company’s liquidation, dissolution or winding up: (i) senior to all classes or series of the Company’s common stock and to all other equity securities issued by the Company other than equity securities issued with terms specifically providing that those equity securities rank on a parity with the Series A Preferred Stock or Series B Preferred Stock, (ii) junior to all equity securities issued by the Company with terms specifically providing that those equity securities rank senior to the Series A Preferred Stock and the Series B Preferred Stock with respect to payment of dividends and the distribution of assets upon the Company’s liquidation, dissolution or winding up and (iii) effectively junior to all of the Company’s existing and future indebtedness (including indebtedness convertible into our common stock or preferred stock) and to the indebtedness and other liabilities of (as well as any preferred equity interests held by others in) the Company’s existing or future subsidiaries. Generally, the Series A Preferred Stock and the Series B Preferred Stock is not redeemable by the Company prior to October 7, 2024. However, upon a change of control or delisting event, the Company will have the special option to redeem the Series A Preferred Stock and the Series B Preferred Stock.

(d) Dividends

From time to time, the Company may decide to pay dividends which will be dependent upon our financial condition and results of operations. On February 25, 2021, the Board of Directors announced an increase to the regular quarterly dividend from $0.375 per share to $0.50 per share. On February 25, 2021, the Company declared a regular quarterly dividend of $0.50 per share and a special dividend of $3.00 per share, which will be paid on or about March 24, 2020 to stockholders of record as of March 10, 2021. During the years ended December 31, 2020 and 2019, the Company paid cash dividends on its common stock of $38,792 and $41,138, respectively. On October 28, 2020, the Board of Directors announced an increase to the regular quarterly dividend from $0.30 per share to $0.375 per share. On October 28, 2020, the Company declared a regular quarterly dividend of $0.375 per share, which was paid on November 24, 2020 to stockholders of record as of November 10, 2020. On July 30, 2020, the Board of Directors announced an increase to the regular quarterly dividend from $0.25 per share to $0.30 per share. On July 30, 2020, the Company declared a regular quarterly dividend of $0.30 per share and a special dividend of $0.05 per share which was paid on August 28, 2020 to stockholders of record as of August 14, 2020. On May 8, 2020, we declared a quarterly dividend of $0.25 per share which was paid on June 10, 2020 to stockholders of record as of June 1, 2020. On February 25, 2020, the Board of Directors announced an increase to the regular quarterly dividend from $0.175 per share to $0.25 per share. While it is the Board’s current intention to make regular dividend payments of $0.50 per share each quarter and special dividend payments dependent upon exceptional circumstances from time to time, our Board of Directors may reduce or discontinue the payment of dividends at any time for any reason it deems relevant. The declaration and payment of any future dividends or repurchases of our common stock will be made at the discretion of our Board of Directors and will be dependent upon our financial condition, results of operations, cash flows, capital expenditures, and other factors that may be deemed relevant by our Board of Directors.

A summary of our common stock dividend activity for the years ended December 31, 2020 and 2019 was as follows:

			Regular	Special	Total
		Stockholder	Dividend	Dividend	Dividend
Date Declared	Date Paid	Record Date	Amount	Amount	Amount
October 28, 2020	November 24, 2020	November 10, 2020	$0.375	$0.000	$0.375
July 30, 2020	August 28, 2020	August 14, 2020	0.300	0.050	0.350
May 8, 2020	June 10, 2020	June 1, 2020	0.250	0.000	0.250
March 3, 2020	March 31, 2020	March 17, 2020	0.250	0.100	0.350
October 30, 2019	November 26, 2019	November 14, 2019	0.175	0.475	0.650
August 1, 2019	August 29, 2019	August 15, 2019	0.175	0.325	0.500
May 1, 2019	May 29, 2019	May 15, 2019	0.080	0.180	0.260
March 5, 2019	March 26, 2019	March 19, 2019	0.080	0.000	0.080

Holders of Series A Preferred Stock, when and as authorized by the board of directors of the Company, are entitled to cumulative cash dividends at the rate of 6.875% per annum of the $25,000 liquidation preference ($25.00 per Depositary Share) per year (equivalent to $1,718.75 or $1.71875 per Depositary Share). Dividends will be payable quarterly in arrears, on or about the last day of January, April, July and October. On January 9, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on January 31, 2020 to holders of record as of the close of business on January 21, 2020. On April 13, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on April 30, 2020 to holders of record as of the close of business on April 23, 2020. On July 7, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on July 31, 2020 to holders of record as of the close of business on July 21, 2020. On October 8, 2020, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on October 31, 2020 to holders of record as of the close of business on October 21, 2020. On January 11, 2021, the Company declared a cash dividend of $0.4296875 per Depositary Share, which was paid on January 29, 2021 to holders of record as of the close of business on January 21, 2021.

Holders of Series B Preferred Stock, when and as authorized by the board of directors of the Company, are entitled to cumulative cash dividends at the rate of 7.375% per annum of the $25,000 liquidation preference ($25.00 per Depositary Share) per year (equivalent to $1,843.75 or $1.84375 per Depositary Share). Dividends will be payable quarterly in arrears, on or about the last day of January, April, July and October.  On October 8, 2020, the Company declared a cash dividend of $0.29193 per Depositary Share, which was paid on October 31, 2020 to holders of record as of the close of business on October 21, 2020. On January 11, 2021, the Company declared a cash dividend of $0.4609375 per Depositary Share, which was paid on January 29, 2021 to holders of record as of the close of business on January 21, 2021.

Our principal sources of liquidity to finance our business is our existing cash on hand, cash flows generated from operating activities, funds available under revolving credit facilities and special purpose financing arrangements.